Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000131515
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$96.73	0.90%

Expenses Paid, Amount	$ 96.73
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Amana Developing World Fund Institutional Shares returned 14.95%, ahead of the MSCI Emerging Markets Index, which returned 12.39%. For the five-year period ended May 31, 2024, the Institutional Shares reported an annualized return of 8.31%, the Index reported 3.54%, and the Fund’s Morningstar peer group reported 4.45%. Morningstar rated the Institutional Shares 4 Stars for overall performance.

From the end of fiscal 2023 through the end of fiscal 2024, the Amana Developing World Fund's total net assets increased 49.7%. The Institutional Shares reported a turnover ratio of 1.3%, consistent with our overall strategy of investing in companies with long-term growth potential.

Factors Affecting Past Performance

Viewed alone, fiscal 2024 was a strong year for emerging markets. When compared to the US’s immense returns, driven by the rise in artificial intelligence (AI), emerging market returns look humbler. Developing economies experienced growth that propelled equities higher, despite a strong US dollar. While economic growth was strong, equity returns were quite divergent. For the one-year period ended March 31, 2024, India’s gross domestic product (GDP) grew 8.2% and the MSCI India Index returned 37.35%. Meanwhile, China’s GDP grew 5.4% but the MSCI China Index declined -16.98%. This divergence between economic gains and equity growth has been a consistent theme in emerging market investing; economic gains don’t necessarily accrue to shareholders. This, among others, is a key reason why we consider governance at both the company and geographic level.

The above-mentioned disparity, and the fact that China constitutes 27.16% of the MSCI Emerging Markets Index, provides a compelling argument for active investing in emerging markets. Southeast Asia and Latin America benefited from supply chain diversification, Taiwan and South Korea are manufacturing leading-edge semiconductors, and India and Indonesia are adding masses to the middle class. With the MSCI Emerging Markets Index trading at 12.02x forward P/E versus 20.86x for the MSCI USA Index, we continue to see attractive value in developing world markets.

Line Graph [Table Text Block]
	Amana Developing World Fund Institutional Shares $13,470	MSCI Emerging Markets Index $13,007
May - 14	10,000	10,000
June - 14	10,220	10,266
July - 14	10,211	10,464
August - 14	10,495	10,700
September - 14	10,083	9,907
October - 14	10,238	10,024
November - 14	10,156	9,918
December - 14	9,799	9,461
January - 15	9,698	9,517
February - 15	9,762	9,812
March - 15	9,458	9,672
April - 15	9,679	10,416
May - 15	9,504	9,999
June - 15	9,256	9,740
July - 15	9,063	9,064
August - 15	8,364	8,245
September - 15	8,032	7,997
October - 15	8,391	8,567
November - 15	8,345	8,233
December - 15	8,160	8,049
January - 16	8,002	7,527
February - 16	8,076	7,515
March - 16	8,670	8,509
April - 16	8,800	8,555
May - 16	8,744	8,236
June - 16	8,957	8,566
July - 16	9,133	8,997
August - 16	9,198	9,220
September - 16	9,115	9,339
October - 16	8,855	9,361
November - 16	8,317	8,930
December - 16	8,259	8,950
January - 17	8,511	9,440
February - 17	8,680	9,728
March - 17	8,848	9,974
April - 17	9,091	10,192
May - 17	9,334	10,494
June - 17	9,343	10,599
July - 17	9,623	11,231
August - 17	9,633	11,482
September - 17	9,698	11,436
October - 17	9,614	11,837
November - 17	9,745	11,861
December - 17	10,052	12,287
January - 18	10,211	13,311
February - 18	9,893	12,697
March - 18	9,827	12,461
April - 18	9,762	12,405
May - 18	9,443	11,966
June - 18	9,171	11,469
July - 18	9,331	11,721
August - 18	9,190	11,404
September - 18	8,993	11,343
October - 18	8,412	10,355
November - 18	8,722	10,782
December - 18	8,501	10,497
January - 19	9,123	11,416
February - 19	9,067	11,441
March - 19	9,161	11,537
April - 19	9,368	11,780
May - 19	8,822	10,925
June - 19	9,406	11,607
July - 19	9,415	11,465
August - 19	9,217	10,906
September - 19	9,359	11,115
October - 19	9,594	11,583
November - 19	9,585	11,567
December - 19	10,092	12,430
January - 20	9,893	11,851
February - 20	9,505	11,226
March - 20	8,330	9,497
April - 20	8,917	10,366
May - 20	9,192	10,446
June - 20	9,770	11,214
July - 20	10,225	12,216
August - 20	10,348	12,486
September - 20	10,263	12,286
October - 20	10,471	12,539
November - 20	11,391	13,699
December - 20	12,272	14,706
January - 21	12,499	15,157
February - 21	12,727	15,273
March - 21	12,613	15,042
April - 21	12,926	15,416
May - 21	13,049	15,774
June - 21	13,125	15,801
July - 21	12,793	14,738
August - 21	13,125	15,123
September - 21	12,613	14,522
October - 21	12,888	14,666
November - 21	12,935	14,068
December - 21	13,194	14,332
January - 22	12,395	14,061
February - 22	12,232	13,640
March - 22	12,058	13,332
April - 22	11,481	12,591
May - 22	11,452	12,646
June - 22	10,634	11,806
July - 22	11,029	11,777
August - 22	10,711	11,826
September - 22	9,932	10,440
October - 22	10,143	10,115
November - 22	11,173	11,616
December - 22	10,893	11,452
January - 23	11,653	12,357
February - 23	11,166	11,556
March - 23	11,595	11,906
April - 23	11,449	11,771
May - 23	11,439	11,573
June - 23	11,780	12,012
July - 23	12,238	12,760
August - 23	11,799	11,974
September - 23	11,341	11,661
October - 23	10,932	11,208
November - 23	11,673	12,105
December - 23	12,351	12,578
January - 24	12,154	11,994
February - 24	12,608	12,565
March - 24	13,002	12,876
April - 24	12,627	12,934
May - 24	13,470	13,007

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.95%	8.31%	2.78%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

AssetsNet	$ 125,834,661
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 833,792
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,834,661
# of Portfolio Holdings	41
Advisory Fees Paid	$833,792
Portfolio Turnover Rate	1%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000079787
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMDWX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$121.28	1.13%

Expenses Paid, Amount	$ 121.28
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2024, the Amana Developing World Fund Investor Shares returned 14.65%, ahead of the MSCI Emerging Markets Index, which returned 12.39%. For the five-year period ended May 31, 2024, the Investor Shares reported an annualized return of 8.09%, the Index reported 3.54%, and the Fund’s Morningstar peer group reported 4.45%. Morningstar rated the Investor Shares 4 Stars for overall performance.

From the end of fiscal 2023 through the end of fiscal 2024, the Amana Developing World Fund's total net assets increased 49.7%. The Investor Shares reported a low turnover ratio of 1.3%, consistent with our overall strategy of investing in companies with long-term growth potential.

Factors Affecting Past Performance

Viewed alone, fiscal 2024 was a strong year for emerging markets. When compared to the US’s immense returns, driven by the rise in artificial intelligence (AI), emerging market returns look humbler. Developing economies experienced growth that propelled equities higher, despite a strong US dollar. While economic growth was strong, equity returns were quite divergent. For the one-year period ended March 31, 2024, India’s gross domestic product (GDP) grew 8.2% and the MSCI India Index returned 37.35%. Meanwhile, China’s GDP grew 5.4% but the MSCI China Index declined -16.98%. This divergence between economic gains and equity growth has been a consistent theme in emerging market investing; economic gains don’t necessarily accrue to shareholders. This, among others, is a key reason why we consider governance at both the company and geographic level.

The above-mentioned disparity, and the fact that China constitutes 27.16% of the MSCI Emerging Markets Index, provides a compelling argument for active investing in emerging markets. Southeast Asia and Latin America benefited from supply chain diversification, Taiwan and South Korea are manufacturing leading-edge semiconductors, and India and Indonesia are adding masses to the middle class. With the MSCI Emerging Markets Index trading at 12.02x forward P/E versus 20.86x for the MSCI USA Index, we continue to see attractive value in developing world markets.

Line Graph [Table Text Block]
	Amana Developing World Fund Investor Shares $12,872	MSCI Emerging Markets Index $13,007
May - 14	10,000	10,000
June - 14	8,639	10,266
July - 14	10,230	10,464
August - 14	10,505	10,700
September - 14	10,074	9,907
October - 14	10,230	10,024
November - 14	10,147	9,918
December - 14	9,789	9,461
January - 15	9,679	9,517
February - 15	9,743	9,812
March - 15	9,430	9,672
April - 15	9,660	10,416
May - 15	9,476	9,999
June - 15	9,228	9,740
July - 15	9,034	9,064
August - 15	8,334	8,245
September - 15	7,994	7,997
October - 15	8,362	8,567
November - 15	8,307	8,233
December - 15	8,123	8,049
January - 16	7,966	7,527
February - 16	8,040	7,515
March - 16	8,623	8,509
April - 16	8,744	8,555
May - 16	8,688	8,236
June - 16	8,910	8,566
July - 16	9,077	8,997
August - 16	9,133	9,220
September - 16	9,049	9,339
October - 16	8,790	9,361
November - 16	8,253	8,930
December - 16	8,202	8,950
January - 17	8,452	9,440
February - 17	8,620	9,728
March - 17	8,787	9,974
April - 17	9,028	10,192
May - 17	9,270	10,494
June - 17	9,270	10,599
July - 17	9,548	11,231
August - 17	9,558	11,482
September - 17	9,613	11,436
October - 17	9,530	11,837
November - 17	9,660	11,861
December - 17	9,956	12,287
January - 18	10,114	13,311
February - 18	9,807	12,697
March - 18	9,733	12,461
April - 18	9,668	12,405
May - 18	9,351	11,966
June - 18	9,082	11,469
July - 18	9,240	11,721
August - 18	9,100	11,404
September - 18	8,905	11,343
October - 18	8,328	10,355
November - 18	8,635	10,782
December - 18	8,407	10,497
January - 19	9,024	11,416
February - 19	8,968	11,441
March - 19	9,062	11,537
April - 19	9,268	11,780
May - 19	8,725	10,925
June - 19	9,296	11,607
July - 19	9,314	11,465
August - 19	9,109	10,906
September - 19	9,240	11,115
October - 19	9,483	11,583
November - 19	9,473	11,567
December - 19	9,977	12,430
January - 20	9,780	11,851
February - 20	9,386	11,226
March - 20	8,232	9,497
April - 20	8,804	10,366
May - 20	9,076	10,446
June - 20	9,649	11,214
July - 20	10,090	12,216
August - 20	10,212	12,486
September - 20	10,128	12,286
October - 20	10,334	12,539
November - 20	11,235	13,699
December - 20	12,099	14,706
January - 21	12,324	15,157
February - 21	12,549	15,273
March - 21	12,437	15,042
April - 21	12,737	15,416
May - 21	12,859	15,774
June - 21	12,925	15,801
July - 21	12,605	14,738
August - 21	12,925	15,123
September - 21	12,418	14,522
October - 21	12,690	14,666
November - 21	12,737	14,068
December - 21	12,984	14,332
January - 22	12,195	14,061
February - 22	12,034	13,640
March - 22	11,863	13,332
April - 22	11,293	12,591
May - 22	11,255	12,646
June - 22	10,457	11,806
July - 22	10,837	11,777
August - 22	10,524	11,826
September - 22	9,754	10,440
October - 22	9,963	10,115
November - 22	10,970	11,616
December - 22	10,700	11,452
January - 23	11,438	12,357
February - 23	10,959	11,556
March - 23	11,371	11,906
April - 23	11,237	11,771
May - 23	11,227	11,573
June - 23	11,554	12,012
July - 23	12,014	12,760
August - 23	11,573	11,974
September - 23	11,131	11,661
October - 23	10,719	11,208
November - 23	11,438	12,105
December - 23	12,116	12,578
January - 24	11,913	11,994
February - 24	12,358	12,565
March - 24	12,736	12,876
April - 24	12,368	12,934
May - 24	12,872	13,007

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.65%	8.09%	2.56%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

AssetsNet	$ 125,834,661
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 833,792
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,834,661
# of Portfolio Holdings	41
Advisory Fees Paid	$833,792
Portfolio Turnover Rate	1%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000131514
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$70.17	0.62%

Expenses Paid, Amount	$ 70.17
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Amana Growth Fund Institutional Shares $40,989	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,241	10,207
July - 14	9,955	10,066
August - 14	10,388	10,468
September - 14	10,316	10,322
October - 14	10,659	10,574
November - 14	11,098	10,858
December - 14	11,000	10,831
January - 15	10,640	10,506
February - 15	11,356	11,109
March - 15	11,176	10,934
April - 15	11,138	11,039
May - 15	11,288	11,181
June - 15	10,977	10,964
July - 15	11,366	11,194
August - 15	10,618	10,519
September - 15	10,422	10,258
October - 15	11,115	11,124
November - 15	11,134	11,157
December - 15	10,977	10,981
January - 16	10,466	10,436
February - 16	10,524	10,422
March - 16	11,129	11,129
April - 16	11,091	11,172
May - 16	11,436	11,372
June - 16	11,443	11,402
July - 16	11,940	11,822
August - 16	11,864	11,839
September - 16	11,861	11,841
October - 16	11,474	11,625
November - 16	11,616	12,056
December - 16	11,838	12,294
January - 17	12,220	12,527
February - 17	12,786	13,025
March - 17	12,951	13,040
April - 17	13,230	13,174
May - 17	13,572	13,359
June - 17	13,532	13,442
July - 17	13,737	13,719
August - 17	14,047	13,761
September - 17	14,311	14,045
October - 17	14,739	14,372
November - 17	15,234	14,813
December - 17	15,306	14,978
January - 18	16,158	15,836
February - 18	15,651	15,252
March - 18	15,520	14,864
April - 18	15,258	14,921
May - 18	15,883	15,281
June - 18	15,892	15,375
July - 18	16,691	15,947
August - 18	17,603	16,466
September - 18	17,918	16,560
October - 18	16,669	15,428
November - 18	16,996	15,743
December - 18	15,715	14,321
January - 19	16,878	15,469
February - 19	17,874	15,966
March - 19	18,471	16,276
April - 19	19,132	16,935
May - 19	17,874	15,859
June - 19	19,114	16,976
July - 19	19,205	17,220
August - 19	19,227	16,948
September - 19	19,295	17,265
October - 19	19,653	17,639
November - 19	20,282	18,279
December - 19	20,965	18,831
January - 20	20,923	18,823
February - 20	19,762	17,274
March - 20	18,110	15,140
April - 20	20,080	17,081
May - 20	21,344	17,895
June - 20	22,219	18,250
July - 20	23,759	19,279
August - 20	25,369	20,665
September - 20	24,732	19,880
October - 20	23,740	19,351
November - 20	26,379	21,470
December - 20	27,922	22,295
January - 21	27,764	22,070
February - 21	28,100	22,679
March - 21	28,941	23,672
April - 21	30,118	24,935
May - 21	30,415	25,109
June - 21	31,829	25,696
July - 21	33,308	26,306
August - 21	34,742	27,106
September - 21	32,156	25,845
October - 21	34,698	27,656
November - 21	35,494	27,464
December - 21	36,807	28,695
January - 22	33,897	27,210
February - 22	32,318	26,395
March - 22	32,955	27,375
April - 22	30,449	24,988
May - 22	30,295	25,034
June - 22	28,182	22,968
July - 22	30,763	25,085
August - 22	29,423	24,062
September - 22	26,667	21,846
October - 22	28,949	23,615
November - 22	31,211	24,935
December - 22	29,732	23,498
January - 23	31,300	24,975
February - 23	30,301	24,365
March - 23	32,044	25,260
April - 23	32,174	25,654
May - 23	32,443	25,766
June - 23	34,409	27,468
July - 23	34,802	28,350
August - 23	34,657	27,899
September - 23	32,919	26,569
October - 23	32,536	26,010
November - 23	35,640	28,386
December - 23	37,457	29,675
January - 24	38,683	30,174
February - 24	40,712	31,785
March - 24	41,448	32,808
April - 24	39,836	31,468
May - 24	40,989	33,028

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	26.34%	18.06%	15.15%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 5,225,172,912
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 27,063,118
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,225,172,912
# of Portfolio Holdings	35
Advisory Fees Paid	$27,063,118
Portfolio Turnover Rate	10%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-728-8762
C000065109
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$98.32	0.87%

Expenses Paid, Amount	$ 98.32
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Amana Growth Fund Investor Shares $40,035	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,238	10,207
July - 14	9,949	10,066
August - 14	10,382	10,468
September - 14	10,307	10,322
October - 14	10,647	10,574
November - 14	11,084	10,858
December - 14	10,984	10,831
January - 15	10,625	10,506
February - 15	11,343	11,109
March - 15	11,157	10,934
April - 15	11,118	11,039
May - 15	11,266	11,181
June - 15	10,955	10,964
July - 15	11,340	11,194
August - 15	10,590	10,519
September - 15	10,394	10,258
October - 15	11,080	11,124
November - 15	11,099	11,157
December - 15	10,937	10,981
January - 16	10,427	10,436
February - 16	10,482	10,422
March - 16	11,082	11,129
April - 16	11,044	11,172
May - 16	11,385	11,372
June - 16	11,388	11,402
July - 16	11,881	11,822
August - 16	11,802	11,839
September - 16	11,798	11,841
October - 16	11,409	11,625
November - 16	11,550	12,056
December - 16	11,770	12,294
January - 17	12,146	12,527
February - 17	12,710	13,025
March - 17	12,871	13,040
April - 17	13,149	13,174
May - 17	13,478	13,359
June - 17	13,438	13,442
July - 17	13,638	13,719
August - 17	13,943	13,761
September - 17	14,202	14,045
October - 17	14,625	14,372
November - 17	15,114	14,813
December - 17	15,181	14,978
January - 18	16,024	15,836
February - 18	15,515	15,252
March - 18	15,385	14,864
April - 18	15,120	14,921
May - 18	15,737	15,281
June - 18	15,741	15,375
July - 18	16,532	15,947
August - 18	17,435	16,466
September - 18	17,743	16,560
October - 18	16,501	15,428
November - 18	16,823	15,743
December - 18	15,552	14,321
January - 19	16,698	15,469
February - 19	17,678	15,966
March - 19	18,267	16,276
April - 19	18,918	16,935
May - 19	17,669	15,859
June - 19	18,891	16,976
July - 19	18,981	17,220
August - 19	18,995	16,948
September - 19	19,062	17,265
October - 19	19,408	17,639
November - 19	20,028	18,279
December - 19	20,695	18,831
January - 20	20,654	18,823
February - 20	19,504	17,274
March - 20	17,867	15,140
April - 20	19,810	17,081
May - 20	21,048	17,895
June - 20	21,910	18,250
July - 20	23,422	19,279
August - 20	25,003	20,665
September - 20	24,373	19,880
October - 20	23,385	19,351
November - 20	25,986	21,470
December - 20	27,495	22,295
January - 21	27,339	22,070
February - 21	27,666	22,679
March - 21	28,488	23,672
April - 21	29,638	24,935
May - 21	29,921	25,109
June - 21	31,311	25,696
July - 21	32,759	26,306
August - 21	34,158	27,106
September - 21	31,609	25,845
October - 21	34,104	27,656
November - 21	34,876	27,464
December - 21	36,164	28,695
January - 22	33,292	27,210
February - 22	31,738	26,395
March - 22	32,352	27,375
April - 22	29,889	24,988
May - 22	29,736	25,034
June - 22	27,656	22,968
July - 22	30,184	25,085
August - 22	28,856	24,062
September - 22	26,152	21,846
October - 22	28,384	23,615
November - 22	30,597	24,935
December - 22	29,143	23,498
January - 23	30,671	24,975
February - 23	29,683	24,365
March - 23	31,384	25,260
April - 23	31,507	25,654
May - 23	31,767	25,766
June - 23	33,687	27,468
July - 23	34,059	28,350
August - 23	33,916	27,899
September - 23	32,205	26,569
October - 23	31,828	26,010
November - 23	34,853	28,386
December - 23	36,620	29,675
January - 24	37,815	30,174
February - 24	39,789	31,785
March - 24	40,501	32,808
April - 24	38,917	31,468
May - 24	40,035	33,028

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	26.03%	17.77%	14.88%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 5,225,172,912
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 27,063,118
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,225,172,912
# of Portfolio Holdings	35
Advisory Fees Paid	$27,063,118
Portfolio Turnover Rate	10%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-728-8762
C000131513
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMINX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$83.62	0.76%

Expenses Paid, Amount	$ 83.62
Expense Ratio, Percent	0.76%
Line Graph [Table Text Block]
	Amana Income Fund Institutional Shares $25,874	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,146	10,207
July - 14	9,768	10,066
August - 14	10,128	10,468
September - 14	10,000	10,322
October - 14	10,260	10,574
November - 14	10,536	10,858
December - 14	10,459	10,831
January - 15	10,131	10,506
February - 15	10,647	11,109
March - 15	10,445	10,934
April - 15	10,524	11,039
May - 15	10,622	11,181
June - 15	10,391	10,964
July - 15	10,360	11,194
August - 15	9,797	10,519
September - 15	9,577	10,258
October - 15	10,342	11,124
November - 15	10,382	11,157
December - 15	10,184	10,981
January - 16	9,804	10,436
February - 16	9,960	10,422
March - 16	10,612	11,129
April - 16	10,670	11,172
May - 16	10,734	11,372
June - 16	10,989	11,402
July - 16	11,301	11,822
August - 16	11,258	11,839
September - 16	11,175	11,841
October - 16	10,708	11,625
November - 16	11,049	12,056
December - 16	11,165	12,294
January - 17	11,376	12,527
February - 17	11,811	13,025
March - 17	11,877	13,040
April - 17	11,947	13,174
May - 17	12,126	13,359
June - 17	12,222	13,442
July - 17	12,199	13,719
August - 17	12,257	13,761
September - 17	12,721	14,045
October - 17	13,105	14,372
November - 17	13,455	14,813
December - 17	13,617	14,978
January - 18	14,159	15,836
February - 18	13,438	15,252
March - 18	13,166	14,864
April - 18	12,798	14,921
May - 18	13,102	15,281
June - 18	13,099	15,375
July - 18	13,938	15,947
August - 18	14,116	16,466
September - 18	14,229	16,560
October - 18	13,150	15,428
November - 18	13,903	15,743
December - 18	12,937	14,321
January - 19	13,419	15,469
February - 19	14,167	15,966
March - 19	14,453	16,276
April - 19	14,824	16,935
May - 19	13,839	15,859
June - 19	14,627	16,976
July - 19	14,664	17,220
August - 19	14,391	16,948
September - 19	14,817	17,265
October - 19	15,185	17,639
November - 19	15,691	18,279
December - 19	16,246	18,831
January - 20	15,893	18,823
February - 20	14,711	17,274
March - 20	13,325	15,140
April - 20	14,838	17,081
May - 20	15,494	17,895
June - 20	15,790	18,250
July - 20	16,333	19,279
August - 20	17,155	20,665
September - 20	16,791	19,880
October - 20	16,361	19,351
November - 20	18,084	21,470
December - 20	18,543	22,295
January - 21	18,549	22,070
February - 21	18,632	22,679
March - 21	19,497	23,672
April - 21	19,838	24,935
May - 21	20,319	25,109
June - 21	20,512	25,696
July - 21	20,951	26,306
August - 21	21,387	27,106
September - 21	19,999	25,845
October - 21	21,224	27,656
November - 21	21,267	27,464
December - 21	22,768	28,695
January - 22	21,515	27,210
February - 22	20,557	26,395
March - 22	21,327	27,375
April - 22	20,498	24,988
May - 22	20,604	25,034
June - 22	19,601	22,968
July - 22	20,744	25,085
August - 22	19,696	24,062
September - 22	18,452	21,846
October - 22	20,032	23,615
November - 22	21,585	24,935
December - 22	20,831	23,498
January - 23	21,020	24,975
February - 23	20,434	24,365
March - 23	21,398	25,260
April - 23	21,836	25,654
May - 23	21,554	25,766
June - 23	23,086	27,468
July - 23	23,006	28,350
August - 23	22,964	27,899
September - 23	21,942	26,569
October - 23	21,573	26,010
November - 23	22,884	28,386
December - 23	23,710	29,675
January - 24	23,993	30,174
February - 24	25,312	31,785
March - 24	26,099	32,808
April - 24	25,164	31,468
May - 24	25,874	33,028

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	20.05%	13.33%	9.97%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 1,858,513,701
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,682,266
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,858,513,701
# of Portfolio Holdings	33
Advisory Fees Paid	$12,682,266
Portfolio Turnover Rate	10%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000012979
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMANX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$109.87	1.00%

Expenses Paid, Amount	$ 109.87
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Amana Income Fund Investor Shares $25,275	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,141	10,207
July - 14	9,764	10,066
August - 14	10,119	10,468
September - 14	9,991	10,322
October - 14	10,249	10,574
November - 14	10,523	10,858
December - 14	10,442	10,831
January - 15	10,113	10,506
February - 15	10,626	11,109
March - 15	10,422	10,934
April - 15	10,501	11,039
May - 15	10,594	11,181
June - 15	10,362	10,964
July - 15	10,330	11,194
August - 15	9,765	10,519
September - 15	9,546	10,258
October - 15	10,303	11,124
November - 15	10,344	11,157
December - 15	10,143	10,981
January - 16	9,763	10,436
February - 16	9,916	10,422
March - 16	10,562	11,129
April - 16	10,617	11,172
May - 16	10,679	11,372
June - 16	10,930	11,402
July - 16	11,240	11,822
August - 16	11,192	11,839
September - 16	11,108	11,841
October - 16	10,641	11,625
November - 16	10,978	12,056
December - 16	11,090	12,294
January - 17	11,300	12,527
February - 17	11,731	13,025
March - 17	11,793	13,040
April - 17	11,860	13,174
May - 17	12,032	13,359
June - 17	12,128	13,442
July - 17	12,103	13,719
August - 17	12,158	13,761
September - 17	12,614	14,045
October - 17	12,992	14,372
November - 17	13,338	14,813
December - 17	13,496	14,978
January - 18	14,028	15,836
February - 18	13,314	15,252
March - 18	13,042	14,864
April - 18	12,673	14,921
May - 18	12,973	15,281
June - 18	12,968	15,375
July - 18	13,796	15,947
August - 18	13,966	16,466
September - 18	14,077	16,560
October - 18	13,008	15,428
November - 18	13,751	15,743
December - 18	12,791	14,321
January - 19	13,266	15,469
February - 19	14,002	15,966
March - 19	14,283	16,276
April - 19	14,646	16,935
May - 19	13,667	15,859
June - 19	14,443	16,976
July - 19	14,479	17,220
August - 19	14,205	16,948
September - 19	14,624	17,265
October - 19	14,983	17,639
November - 19	15,478	18,279
December - 19	16,025	18,831
January - 20	15,673	18,823
February - 20	14,504	17,274
March - 20	13,139	15,140
April - 20	14,629	17,081
May - 20	15,276	17,895
June - 20	15,566	18,250
July - 20	16,097	19,279
August - 20	16,906	20,665
September - 20	16,540	19,880
October - 20	16,115	19,351
November - 20	17,810	21,470
December - 20	18,259	22,295
January - 21	18,266	22,070
February - 21	18,344	22,679
March - 21	19,192	23,672
April - 21	19,525	24,935
May - 21	19,991	25,109
June - 21	20,177	25,696
July - 21	20,609	26,306
August - 21	21,031	27,106
September - 21	19,663	25,845
October - 21	20,862	27,656
November - 21	20,901	27,464
December - 21	22,369	28,695
January - 22	21,135	27,210
February - 22	20,192	26,395
March - 22	20,942	27,375
April - 22	20,125	24,988
May - 22	20,224	25,034
June - 22	19,239	22,968
July - 22	20,354	25,085
August - 22	19,321	24,062
September - 22	18,097	21,846
October - 22	19,641	23,615
November - 22	21,161	24,935
December - 22	20,418	23,498
January - 23	20,597	24,975
February - 23	20,022	24,365
March - 23	20,960	25,260
April - 23	21,389	25,654
May - 23	21,104	25,766
June - 23	22,603	27,468
July - 23	22,518	28,350
August - 23	22,474	27,899
September - 23	21,465	26,569
October - 23	21,104	26,010
November - 23	22,382	28,386
December - 23	23,184	29,675
January - 24	23,454	30,174
February - 24	24,739	31,785
March - 24	25,507	32,808
April - 24	24,585	31,468
May - 24	25,275	33,028

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	19.75%	13.08%	9.72%
S&P 500 Index	28.19%	15.79%	12.68%

AssetsNet	$ 1,858,513,701
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 12,682,266
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,858,513,701
# of Portfolio Holdings	33
Advisory Fees Paid	$12,682,266
Portfolio Turnover Rate	10%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000160667
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$56.63	0.56%

Expenses Paid, Amount	$ 56.63
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	Amana Participation Fund Institutional Shares $11,721	FTSE IdealRatings Sukuk Index $12,814
September - 15	10,000	10,000
October - 15	9,980	10,077
November - 15	9,950	10,010
December - 15	9,940	9,998
January - 16	9,922	9,977
February - 16	9,949	10,102
March - 16	10,025	10,209
April - 16	10,102	10,291
May - 16	10,110	10,295
June - 16	10,232	10,426
July - 16	10,283	10,487
August - 16	10,375	10,578
September - 16	10,342	10,578
October - 16	10,308	10,542
November - 16	10,184	10,374
December - 16	10,194	10,399
January - 17	10,245	10,482
February - 17	10,315	10,576
March - 17	10,339	10,602
April - 17	10,378	10,651
May - 17	10,422	10,706
June - 17	10,381	10,716
July - 17	10,434	10,763
August - 17	10,495	10,850
September - 17	10,483	10,855
October - 17	10,482	10,862
November - 17	10,469	10,846
December - 17	10,468	10,847
January - 18	10,459	10,828
February - 18	10,384	10,711
March - 18	10,397	10,731
April - 18	10,337	10,652
May - 18	10,339	10,694
June - 18	10,371	10,700
July - 18	10,428	10,784
August - 18	10,451	10,807
September - 18	10,450	10,808
October - 18	10,422	10,735
November - 18	10,433	10,775
December - 18	10,479	10,876
January - 19	10,590	11,038
February - 19	10,644	11,110
March - 19	10,733	11,279
April - 19	10,791	11,353
May - 19	10,849	11,469
June - 19	10,957	11,635
July - 19	11,061	11,760
August - 19	11,228	12,039
September - 19	11,187	11,968
October - 19	11,201	11,972
November - 19	11,226	12,008
December - 19	11,207	12,051
January - 20	11,320	12,231
February - 20	11,332	12,319
March - 20	10,822	11,651
April - 20	11,041	11,964
May - 20	11,307	12,302
June - 20	11,417	12,459
July - 20	11,584	12,765
August - 20	11,661	12,833
September - 20	11,660	12,818
October - 20	11,703	12,861
November - 20	11,779	13,021
December - 20	11,834	13,110
January - 21	11,866	13,116
February - 21	11,839	13,027
March - 21	11,769	12,934
April - 21	11,834	13,048
May - 21	11,877	13,121
June - 21	11,894	13,191
July - 21	11,923	13,235
August - 21	11,952	13,268
September - 21	11,933	13,233
October - 21	11,925	13,209
November - 21	11,883	13,205
December - 21	11,910	13,253
January - 22	11,810	13,022
February - 22	11,708	12,883
March - 22	11,583	12,697
April - 22	11,469	12,371
May - 22	11,452	12,359
June - 22	11,395	12,191
July - 22	11,479	12,405
August - 22	11,471	12,379
September - 22	11,207	11,875
October - 22	11,140	11,725
November - 22	11,306	12,093
December - 22	11,357	12,168
January - 23	11,466	12,387
February - 23	11,388	12,253
March - 23	11,440	12,409
April - 23	11,520	12,541
May - 23	11,462	12,479
June - 23	11,440	12,421
July - 23	11,454	12,448
August - 23	11,420	12,408
September - 23	11,302	12,249
October - 23	11,195	12,119
November - 23	11,423	12,504
December - 23	11,652	12,851
January - 24	11,642	12,784
February - 24	11,642	12,749
March - 24	11,717	12,849
April - 24	11,622	12,670
May - 24	11,721	12,814

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	2.26%	1.56%	1.85%
FTSE IdealRatings Sukuk Index	2.69%	2.24%	2.89%

AssetsNet	$ 199,453,124
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,022,016
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,453,124
# of Portfolio Holdings	44
Advisory Fees Paid	$1,022,016
Portfolio Turnover Rate	17%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762
C000160666
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$80.80	0.80%

Expenses Paid, Amount	$ 80.80
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Amana Participation Fund Investor Shares $11,480	FTSE IdealRatings Sukuk Index $12,814
September - 15	10,000	10,000
October - 15	9,970	10,077
November - 15	9,940	10,010
December - 15	9,930	9,998
January - 16	9,912	9,977
February - 16	9,939	10,102
March - 16	10,010	10,209
April - 16	10,082	10,291
May - 16	10,091	10,295
June - 16	10,213	10,426
July - 16	10,265	10,487
August - 16	10,351	10,578
September - 16	10,317	10,578
October - 16	10,282	10,542
November - 16	10,154	10,374
December - 16	10,163	10,399
January - 17	10,212	10,482
February - 17	10,280	10,576
March - 17	10,302	10,602
April - 17	10,339	10,651
May - 17	10,381	10,706
June - 17	10,348	10,716
July - 17	10,399	10,763
August - 17	10,448	10,850
September - 17	10,434	10,855
October - 17	10,441	10,862
November - 17	10,415	10,846
December - 17	10,423	10,847
January - 18	10,401	10,828
February - 18	10,325	10,711
March - 18	10,336	10,731
April - 18	10,284	10,652
May - 18	10,284	10,694
June - 18	10,304	10,700
July - 18	10,368	10,784
August - 18	10,379	10,807
September - 18	10,376	10,808
October - 18	10,346	10,735
November - 18	10,366	10,775
December - 18	10,409	10,876
January - 19	10,507	11,038
February - 19	10,570	11,110
March - 19	10,646	11,279
April - 19	10,701	11,353
May - 19	10,767	11,469
June - 19	10,873	11,635
July - 19	10,963	11,760
August - 19	11,127	12,039
September - 19	11,094	11,968
October - 19	11,096	11,972
November - 19	11,129	12,008
December - 19	11,097	12,051
January - 20	11,208	12,231
February - 20	11,217	12,319
March - 20	10,719	11,651
April - 20	10,934	11,964
May - 20	11,185	12,302
June - 20	11,292	12,459
July - 20	11,455	12,765
August - 20	11,530	12,833
September - 20	11,526	12,818
October - 20	11,566	12,861
November - 20	11,639	13,021
December - 20	11,691	13,110
January - 21	11,720	13,116
February - 21	11,692	13,027
March - 21	11,620	12,934
April - 21	11,693	13,048
May - 21	11,733	13,121
June - 21	11,736	13,191
July - 21	11,762	13,235
August - 21	11,788	13,268
September - 21	11,778	13,233
October - 21	11,757	13,209
November - 21	11,724	13,205
December - 21	11,748	13,253
January - 22	11,635	13,022
February - 22	11,543	12,883
March - 22	11,406	12,697
April - 22	11,291	12,371
May - 22	11,284	12,359
June - 22	11,225	12,191
July - 22	11,293	12,405
August - 22	11,295	12,379
September - 22	11,032	11,875
October - 22	10,952	11,725
November - 22	11,114	12,093
December - 22	11,162	12,168
January - 23	11,278	12,387
February - 23	11,199	12,253
March - 23	11,248	12,409
April - 23	11,313	12,541
May - 23	11,254	12,479
June - 23	11,241	12,421
July - 23	11,253	12,448
August - 23	11,216	12,408
September - 23	11,098	12,249
October - 23	10,991	12,119
November - 23	11,201	12,504
December - 23	11,436	12,851
January - 24	11,423	12,784
February - 24	11,410	12,749
March - 24	11,492	12,849
April - 24	11,384	12,670
May - 24	11,480	12,814

Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	2.01%	1.29%	1.60%
FTSE IdealRatings Sukuk Index	2.69%	2.24%	2.89%

AssetsNet	$ 199,453,124
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,022,016
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,453,124
# of Portfolio Holdings	44
Advisory Fees Paid	$1,022,016
Portfolio Turnover Rate	17%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-728-8762